Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of principal subsidiaries and VIEs
The Company’s principal subsidiaries and VIEs as of December 31, 2019 and 2020 and 2021 are as follows:

	Date of Incorporation	Place of Incorporation	Percentage of Direct or Indirect Ownership	Principal Activities
Subsidiaries:
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of services
Agora IO, Inc	December 2, 2014	Cayman Islands	100%	Investment holding
Agora IO Hongkong Limited	December 12, 2014	Hong Kong	100%	Investment holding
Dayin Network Technology Co., Ltd. (“Dayin”)	April 30, 2015	PRC	100%	Provision of services
Shanghai Jiyin Network Technology Co., Ltd. (“Jiyin”)	May 26, 2020	PRC	100%	Provision of services
Agora.IO Ltd	July 25, 2019	United Kingdom	100%	Startup
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Provision of services
Beijing Yizhang Yunfeng Technology Co., Ltd (“Beijing Easemob”)	April 27. 2013	PRC	100%	Provision of services
VIEs:
Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”)	March 28, 2014	PRC	100%	Provision of services
Beijing Zhonghuan Chuanyin Technology Co., Ltd. (“Zhonghuan”)	April 22, 2020	PRC	100%	Provision of services

Schedule of financial information of the VIEs After Intercompany transactions eliminations
The following financial information set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and the VIEs’ subsidiaries taken as a whole of the Group as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021, which was included in the accompanying consolidated financial statements of the Group with intercompany transactions eliminated as follows:

	As of December 31,
	2020	2021

	(US$ thousand)
Assets
Current assets:
Cash and cash equivalents	$2,362	$2,786
Short-term investments	12,414	7,547
Accounts receivable, net	23,558	24,625
Amounts due from related parties	2,090	10,109
Prepayments and other current assets	2,704	1,259

Total current assets	43,128	46,326

Non-current assets:
Property and equipment, net	8,951	7,639
Deferred tax assets	511	—
Long-term investments	—	16,919
Operating lease right-of-use assets	—	766
Intangible a ssets	—	231
Other non-current assets	205	312

Total non-current assets	9,667	25,867

Total assets	$52,795	$72,193

Liabilities
Current liabilities:
Accounts payable	5,337	3,751
Amounts due to related parties	34,198	44,394
Advances from customers	1,113	1,491
Taxes payable	254	241
Current operating lease liabilities	—	459
Accrued expenses and other current liabilities	5,035	15,721

Total current liabilities	45,937	66,057

Non-current liabilities:
Long term payable	—	228
Long-term operating lease liabilities	—	305
Deferred tax liabilities	—	43

Total non-current liabilities	—	576

Total liabilities	$45,937	$66,633

	Year Ended December 31,
	2019	2020	2021
	(US$ thousand)

Total revenues	57,445	115,831	114,617
Net income (loss)	225	1,247	(5,660)

	Year Ended December 31,
	2019	2020	2021
	(US$ thousand)

Net cash and cash equivalents generated from operating activities	9,390	3,918	15,740
Net cash and cash equivalents used in investing activities	(998)	(18,865)	(15,316)